Taxes (Details 3) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ (4,979)	$ (9,945)
Deferred tax assets	1,097	965
Deferred tax liabilities	$ (6,076)	(10,910)
Depreciation Amortization And Write Offs Of Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Exploration and decommissioning costs
Total	$ (5,136)	(6,296)
Amortization Impairment Reversals Write Offs Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Impairment
Total	$ 3,561	4,203
Depreciation Amortization And Write Offs Of Assets One [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Right-of-use assets
Total	$ (8,210)	(9,369)
Depreciation Amortization And Write Offs Of Assets Two [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - depreciation methods and capitalized borrowing costs
Total	$ (17,131)	(18,784)
Payments Receipts Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Total	$ 729	(2,479)
Appropriation Of The Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Leasings
Total	$ 9,336	9,240
Payments And Use Of Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for decommissioning costs
Total	$ 6,944	8,010
Payments And Use Of Provisions One [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for legal proceedings
Total	$ 913	954
Taxable Income Compensation [Member]
IfrsStatementLineItems [Line Items]
Nature	Tax loss carryforwards
Total	$ 1,085	1,140
Sales Writedowns And Losses [Member]
IfrsStatementLineItems [Line Items]
Nature	Inventories
Total	$ 528	411
Payments And Use Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Employee Benefits
Total	$ 1,634	2,036
Others [Member]
IfrsStatementLineItems [Line Items]
Nature	Others
Total	$ 768	$ 989